Organization and Principal Activities (Details) - Taiwan Color Optics, Inc. [Member]	12 Months Ended
Dec. 31, 2023 shares
Organization and Principal Activities [Line Items]
Equity interests percentage	79.37%
Allotted ordinary shares	7,936,940